Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Net Income (Loss)	¥ 1,114,836	¥ 681,432	¥ 394,955